Income Taxes - Schedule of Components of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of Net Deferred Tax Assets [Abstract]
Net operation loss	$ 4,990,000	$ 4,871,000
Allowance for doubtful accounts	158,000	140,000
Inventory - IRC 263A adjustment	356,000	296,000
Stock based compensation - options and restricted stock	425,000	218,000
Capitalized engineering costs	75,000	134,000
Amortization - NTW Transaction	107,000	178,000
Inventory reserve	470,000	644,000
Deferred gain on sale of real estate	5,000	14,000
Accrued Expenses	54,000	113,000
Disallowed interest	2,480,000	2,269,000
Operating lease liabilities	153,000	339,000
Charitable Contributions	2,000
Total deferred tax asset before valuation allowance	9,275,000	9,216,000
Valuation allowance	(8,306,000)	(8,091,000)
Total deferred tax asset after valuation allowance	969,000	1,125,000
Right of Use Asset	(112,000)	(255,000)
Property and equipment	(857,000)	(870,000)
Total deferred tax liabilities	(969,000)	(1,125,000)
Net deferred tax asset